OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities - Lease liabilities - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease liabilities	£ 1,592	£ 1,755
The Group | Not later than 1 year
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease liabilities	227	238
The Group | Later than 1 year and not later than 2 years
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease liabilities	192	220
The Group | Later than 2 years and not later than 3 years
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease liabilities	157	192
The Group | Later than 3 years and not later than 4 years
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease liabilities	146	156
The Group | Later than 4 years and not later than 5 years
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease liabilities	117	156
The Group | Over 5 years
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease liabilities	753	793
The Bank
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease liabilities	885	975
The Bank | Not later than 1 year
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease liabilities	125	132
The Bank | Later than 1 year and not later than 2 years
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease liabilities	102	124
The Bank | Later than 2 years and not later than 3 years
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease liabilities	80	106
The Bank | Later than 3 years and not later than 4 years
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease liabilities	74	84
The Bank | Later than 4 years and not later than 5 years
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease liabilities	57	84
The Bank | Over 5 years
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease liabilities	£ 447	£ 445